Securities	12 Months Ended
Dec. 31, 2013
SecuritiesAbstract
Securities

Note 2 - Securities

Investment securities have been classified according to management’s intent. The carrying value and estimated fair value of securities are as follows:

	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Market Value
Securities Available for Sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$7,111	$36	$(105)	$7,042
Municipal notes	13,694	216	(301)	13,609
Corporate securities	1,085	12	—	1,097
Mortgage-backed securities	28,708	279	(384)	28,603
Equity securities	3	4	—	7

Total	$50,601	$547	$(790)	$50,358

Securities Held to Maturity
Municipal notes	$2,255	$145	$—	$2,400

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Market Value
Securities Available for Sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$9,181	$66	$—	$9,247
Municipal notes	10,413	368	(23)	10,758
Corporate securities	1,135	15	—	1,150
Mortgage-backed securities	28,901	736	(29)	29,608
Equity securities	3	—	(2)	1

Total	$49,633	$1,185	$(54)	$50,764

Securities Held to Maturity
Municipal notes	$2,345	$225	$—	$2,570

The amortized cost and estimated market value of securities at December 31, 2013, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2013
	Amortized Cost	Market Value
Available For Sale:

Due in one year or less	$3,414	$3,427
Due after one year through five years	10,779	10,854
Due in five year through ten years	6,461	6,201
Due after ten years	1,236	1,266

Subtotal	21,890	21,748

Equity securities	3	7
Mortgage-backed securities	28,708	28,603

Total	$50,601	$50,358

Held To Maturity
Due in one year or less	$90	$92
Due after one year through five years	490	516
Due in five year through ten years	700	750
Due after ten years	975	1,042

Total	$2,255	$2,400

At December 31, 2013 and 2012, securities with a fair value of $36.0 million and $44.1 million, respectively, were pledged to secure REPO Sweep accounts, FHLB advances and borrowings from the Federal Reserve discount window.

Gross proceeds from the sale of available-for-sale securities for the years ended December 31, 2013 and 2012 were $0 and $1.6 million, respectively, resulting in gross gains of $0 and $54, respectively, and gross losses of $0 and $7, respectively. The tax provision applicable to these net realized gains amounted to $0 and $16, respectively.

The following is a summary of securities that had unrealized losses at December 31, 2013 and 2012. The information is presented for securities that have been in an unrealized loss position for less than 12 months and for more than 12 months. At December 31, 2013, the Company held 39 securities with unrealized losses totaling $790. At December 31, 2012 there were 10 securities with unrealized losses totaling $54. There are temporary reasons why securities may be valued at less than amortized cost.

Tmporary reasons are that the current levels of interest rates as compared to the coupons on the securities held by the Company are higher and impairment is not due to credit deterioration. The Company has the intent and the ability to hold these securities until their value recovers, which may be until maturity.

	December 31, 2013				December 31, 2012
		Gross Unrealized Losses		Gross Unrealized Losses		Gross Unrealized Losses		Gross Unrealized Losses
	Fair Value	Less than 12 months	Fair Value	12 months or longer	Fair Value	Less than 12 months	Fair Value	12 months or longer

Available For Sale:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$894	$(105)	$—	$—	$—	$—
Corporate and other securities
Municipal notes	7,902	(243)	1,668	(58)	1,537	(23)	—	—
Mortgage-backed securities	14,471	(334)	2,052	(50)	2,725	(13)	1,687	(16)
Equity securities	—	—	—	—	—	—	1	(2)
Total Securities available for sale	$22,373	$(577)	$4,614	$(213)	$4,262	$(36)	$1,688	$(18)
Held to Maturity:
Municipal notes	—	—	—	—	—	—	—	—
Total Securities held to maturity	$—	$—	$—	$—	$—	$—	$—	$—

On a quarterly basis, the Company performs a comprehensive security-level impairment assessment on all securities in an unrealized loss position to determine if other-than-temporary impairment (“OTTI”) exists. An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis. For debt securities, an OTTI loss must be recognized for a debt security in an unrealized loss position if the Company intends to sell the security or it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. In this situation, the amount of loss recognized in income is equal to the difference between the fair value and the amortized cost basis of the individual security. If the Company does not expect to sell the security, the Company must evaluate the expected cash flows to be received to determine if a credit loss has occurred. If a credit loss is present, only the amount of impairment associated with the credit loss is recognized in income. The portion of the unrealized loss relating to other factors, such as liquidity conditions in the market or changes in market interest rates, is recorded in other comprehensive income.

The security-level assessment is performed on each security, regardless of the classification of the security as available for sale or held to maturity. The assessments are based on the nature of the securities, the financial condition of the issuer, the extent and duration of the securities, the extent and duration of the loss and the intent and whether Management intends to sell or it is more likely than not that it will be required to sell a security before recovery of its amortized cost basis, which may be maturity. For those securities for which the assessment shows the Company will recover the entire cost basis, Management does not intend to sell these securities and it is not more likely than not that the Company will be required to sell them before the anticipated recovery of the amortized cost basis, the gross unrealized losses are recognized in other comprehensive income, net of tax.

Management does not believe that the investment securities that were in an unrealized loss position as of December 31, 2013 represent an other-than-temporary impairment. Total gross unrealized losses were primarily attributable to changes in interest rates, relative to when the investment securities were purchased, and not due to the credit quality of the investment securities. The Company does not intend to sell the investment securities that were in an unrealized loss position and it is not more likely than not that the Company will be required to sell the investment securities before recovery of their amortized cost bases, which may be at maturity.